Investments in and Advances to Unconsolidated Joint Ventures - Income Statement (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Equity Method Investments and Joint Ventures [Abstract]
Revenues	$ 26,620	$ 41,957	$ 233,219	$ 409,881	$ 271,385
Cost of Sales and Expenses	27,484	39,816	207,028	344,687	230,211
Net (loss) income of unconsolidated joint ventures	(864)	2,141
Net income of unconsolidated joint ventures			26,191	65,194	41,174
Equity in net income of unconsolidated joint ventures reflected in the accompanying consolidated statements of operations	$ 306	$ (7)	$ 7,691	$ 13,767	$ 8,443